Financial instruments fair value risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	€ 600	€ 609
Other
Financial assets at fair value through profit or loss
Other	822	981
At fair value
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	600	609
Financial assets at fair value through profit or loss
Derivatives	420	149
Derivatives assets, reported within trade receivables	203	37
Derivatives financial liabilities reported within trade receivables hedge trading activities	(56)	(65)
At fair value | Other
Financial assets at fair value through profit or loss
Other	822	981
At fair value | Level 1
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	10	163
Financial assets at fair value through profit or loss
Derivatives	0	0
At fair value | Level 1 | Other
Financial assets at fair value through profit or loss
Other	445	582
At fair value | Level 2
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	4	4
Financial assets at fair value through profit or loss
Derivatives	420	149
At fair value | Level 2 | Other
Financial assets at fair value through profit or loss
Other	0	0
At fair value | Level 3
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	586	442
Financial assets at fair value through profit or loss
Derivatives	0	0
At fair value | Level 3 | Other
Financial assets at fair value through profit or loss
Other	377	399
At fair value | Financial liabilities
Financial assets at fair value through profit or loss
Derivatives	(650)	(559)
Contingent consideration	(1)	(157)
At fair value | Financial liabilities | Level 1
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	0	0
At fair value | Financial liabilities | Level 2
Financial assets at fair value through profit or loss
Derivatives	(650)	(559)
Contingent consideration	0	0
At fair value | Financial liabilities | Level 3
Financial assets at fair value through profit or loss
Derivatives	0	0
Contingent consideration	€ (1)	€ (157)